UNITED STATES

 SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM ABS-15G

 ASSET-BACKED SECURITIZER

 REPORT PURSUANT TO SECTION 15G OF

 THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X_ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2018 to December 31, 2018

Date of Report (Date of earliest event reported): February 13, 2019

BFA IVa DEPOSITOR, LLC
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: 025-03038

Central Index Key Number of securitizer: 0001689116

Name and telephone number, including area code, of the person to contact in connection with this filing: Stuart Waldman, Senior Vice President, 305-341-5576

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

____ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 13, 2019

BFA IVa DEPOSITOR, LLC
(Securitizer)

By:	/s/ Stuart Waldman
Name: Stuart Waldman
Title: Senior Vice President